Fair Value Measurements (Fair Value Assets (Liabilities) Measured On Recurring Basis) (Details) (USD $)	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized total losses recorded in accumulated other comprehensive income	$ 0		$ 500,000		$ 300,000		$ (800,000)
Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate contracts					0		0
Forward currency exchange contracts, Asset							260,000
Forward currency exchange contracts, Liability	(790,000)		(307,000)		(406,000)
Nonqualified savings plan assets	13,455,000	[1]	10,990,000	[1]	11,347,000	[2]	8,264,000	[2]
Marketable securities	0	[3]	6,426,000	[3]	6,042,000	[4]	4,412,000	[4]
Total	12,665,000		17,109,000		16,983,000		12,936,000
Level 1 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate contracts					0		0
Forward currency exchange contracts, Asset					0		0
Forward currency exchange contracts, Liability	0		0
Nonqualified savings plan assets	13,455,000	[1]	10,990,000	[1]	11,347,000	[2]	8,264,000	[2]
Marketable securities	0	[3]	6,426,000	[3]	6,042,000	[4]	4,412,000	[4]
Total	13,455,000		17,416,000		17,389,000		12,676,000
Level 2 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate contracts					0		0
Forward currency exchange contracts, Asset							260,000
Forward currency exchange contracts, Liability	(790,000)		(307,000)		(406,000)
Nonqualified savings plan assets	0	[1]	0	[1]	0	[2]	0	[2]
Marketable securities	0	[3]	0	[3]	0	[4]	0	[4]
Total	(790,000)		(307,000)		(406,000)		260,000
Level 3 [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate contracts					0		0
Forward currency exchange contracts, Asset					0		0
Forward currency exchange contracts, Liability	0		0
Nonqualified savings plan assets	0	[1]	0	[1]	0	[2]	0	[2]
Marketable securities	0	[3]	0	[3]	0	[4]	0	[4]
Total	$ 0		$ 0		$ 0		$ 0

[1]	The nonqualified savings plan assets have an offsetting liability of equal amount, which is included in “Accounts payable and accrued expenses” in the Company's consolidated balance sheets.
[2]	The nonqualified savings plan assets have an offsetting liability of equal amount, which is included in "Accounts payable and accrued expenses" in the Company's consolidated balance sheets.
[3]	Cumulative unrealized total gains, net of tax, on these equity securities of $0.5 million and $0.3 million as of September 30, 2012 and December 31, 2012, respectively, are recorded in “Accumulated other comprehensive income (loss)” in the Company's consolidated statements of equity. These marketable securities were sold during the second quarter of 2013. See Note 7 for further discussion.
[4]	Cumulative unrealized total gains/(losses), net of tax, on these equity securities of $0.3 million and ($0.8) million as of December 31, 2012 and 2011, respectively, are recorded in "Accumulated other comprehensive income (loss)" in the Company's consolidated statements of equity.